Accounting Policies (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) vessel
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Number of vessels in sale and leaseback transaction | vessel	6
Out of Period Correction | Asset Under Development
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	$ 13.2
Out of Period Correction | Long-term Debt
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	5.8
Out of Period Correction | Interest Expense
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	(13.2)
Out of Period Correction | Other Financial Items, Net
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	$ 5.8